Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash	$ 1,908,247	$ 583,325	$ 2,192,870
Accounts receivable, net	347,924	190,556	137,338
Inventory, net	24,808	42,496	62,933
Prepaid expenses	37,913	91,253	46,971
Deposit - current portion	0	100,000	0
Total Current Assets	2,318,892	1,007,630	2,440,112
Property and equipment, net	4,451,973	4,492,510	4,653,438
Operating lease right-of-use asset	75,016	86,558	128,399
Deposits	6,630	6,630	6,630
Total Assets	6,852,511	5,593,328	7,228,579
Current Liabilities:
Accounts payable and accrued liabilities	341,334	198,870	192,488
Accounts payable - related party	0	17,471	0
Other current liabilities	6,332	6,332	16,820
Interest payable - related party	0	0	1,750
Customer deposit	3,927	57,377	127,671
Loan, current portion	355,021	194,125	0
Lease liability, current portion	55,890	53,384	44,270
Promissory note short term - related party	0	0	50,000
Total Current Liabilities	762,504	527,559	432,999
Non-current Liabilities:
Lease liability, less current portion	26,402	41,287	94,670
Loan, less current portion	1,805,536	202,735	0
Other liability	17,135	17,135	12,335
Total Non-Current Liabilities	1,849,073	261,157	107,005
Total Liabilities	2,611,577	788,716	540,004
Contingencies
Stockholders' Equity:
Common stock, par value $0.001 per share, 75,000,000 shares authorized	40,959	40,959	40,959
Additional paid-in capital	14,487,896	14,381,058	13,775,908
Shares to be issued, common shares	110,709	98,709	50,709
Accumulated deficit	(10,398,630)	(9,716,114)	(7,179,001)
Total Stockholders' Equity	4,240,934	4,804,612	6,688,575
Total Liabilities and Stockholders' Equity	$ 6,852,511	$ 5,593,328	$ 7,228,579